Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Reconciliation of The Fund's Statutory Income Tax Rate To The Fund's Effective Income Tax Rate
No current or deferred provision for federal or state income taxes has been recorded for the period ended December 31, 2022. A reconciliation of the Fund's statutory income tax rate to the Fund's effective income tax rate as of December 31, 2022 is as follows:

Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	6.52%
Permanent differences	192.61%
Temporary differences	0.91%
Valuation allowance	-221.04%
Income tax provision/(benefit)	0.00%

Summary of Net Deferred Income Tax Asset
The net deferred income tax asset balance as of December 31, 2022 related to the following:

Net Operating Losses	$962,485
Accrued Expenses & Other	190,409
Management Fees	129,213
Amortization	16,849
Unrealized losses	8,049,055
SPV Income/Losses	26,103
Total deferred tax assets	$9,374,114
Valuation allowance	9,374,114
Net deferred tax assets (liability)	$0